Fees Summary	Aug. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 86,505,566.12
Total Fee Amount	11,946.42
Total Offset Amount	0.00
Net Fee	$ 11,946.42
Offering Table N/A
Offset Table N/A	N/A